Feb. 17, 2017
Retail | Fidelity Flex Small Cap Fund
Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ Small Cap Fund
February 17, 2017
Prospectus

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section.

[b]The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

The following information has been removed from the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.